Business Acquisitions - Loss on Settlement Of Contractual Preexisting Relationships (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 14, 2018	Dec. 31, 2017
ASSETS
Funds held by reinsured companies	$ 635,819	$ 475,732
Deferred acquisition costs/Value of business acquired	238,602	272,462	$ 86,585		$ 80,192
TOTAL ASSETS	21,647,284	19,826,099
LIABILITIES
Losses and LAE	10,593,282	9,868,404	$ 9,048,796		$ 7,100,488
Insurance and reinsurance balances payable	494,412	420,546
Other liabilities	942,905	994,584
TOTAL LIABILITIES	14,593,844	14,530,957
NET ASSETS (LIABILITIES)	$ 6,688,004	$ 4,856,351
Carrying value | KaylaRe
ASSETS
Funds held by reinsured companies				$ 386,793
Deferred acquisition costs/Value of business acquired				33,549
TOTAL ASSETS				420,342
LIABILITIES
Losses and LAE				339,747
Unearned premiums				105,602
Insurance and reinsurance balances payable				25,897
Other liabilities				1,864
TOTAL LIABILITIES				473,110
NET ASSETS (LIABILITIES)				(52,768)
Fair value | KaylaRe
ASSETS
Funds held by reinsured companies				386,793
Deferred acquisition costs/Value of business acquired				40,268
TOTAL ASSETS				427,061
LIABILITIES
Losses and LAE				333,205
Unearned premiums				105,602
Insurance and reinsurance balances payable				23,559
Other liabilities				1,864
TOTAL LIABILITIES				464,230
NET ASSETS (LIABILITIES)				(37,169)
Loss on deemed settlement | KaylaRe
ASSETS
Funds held by reinsured companies				0
Deferred acquisition costs/Value of business acquired				6,719
TOTAL ASSETS				6,719
LIABILITIES
Losses and LAE				(6,542)
Unearned premiums				0
Insurance and reinsurance balances payable				(2,338)
Other liabilities				0
TOTAL LIABILITIES				(8,880)
NET ASSETS (LIABILITIES)				$ 15,599